Consolidated Statements of Financial Position $ in Millions, $ in Millions		Jun. 30, 2019 MXN ($)		Jun. 30, 2019 USD ($)	[3]	Dec. 31, 2018 MXN ($)
ASSETS
Cash and cash equivalents	[2]	$ 70,472	[1]	$ 3,669	[1]	$ 62,047
Investments		21,340	[1]	1,111	[1]	30,924
Trade accounts receivables, net		26,222	[1]	1,364	[1]	28,164
Inventories		37,438	[1]	1,949	[1]	35,686
Recoverable taxes		17,037	[1]	887	[1]	16,488
Other current financial assets		972	[1]	51	[1]	878
Other current assets		3,875	[1]	202	[1]	3,420
Total current assets		177,356	[1]	9,233	[1]	177,607
NON CURRENT ASSETS
Equity accounted investees		94,855	[1]	4,938	[1]	94,315
Property, plant and equipment, net		110,750	[1]	5,766	[1]	108,602
Right-of-use assets, net	[1]	50,307		2,619
Intangible assets, net		148,116	[1]	7,711	[1]	145,610
Deferred tax assets		17,787	[1]	926	[1]	16,543
Other non-current financial assets		22,423	[1]	1,167	[1]	23,387
Other non-current assets		10,419	[1]	542	[1]	10,317
Total non-current assets		454,657	[1]	23,669	[1]	398,774
TOTAL ASSETS		632,013	[1]	32,902	[1]	576,381
LIABILITIES AND EQUITY CURRENT LIABILITIES
Bank loans and notes payable		3,866	[1]	201	[1]	2,436
Current portion of debt		16,494	[1]	859	[1]	11,238
Current portion of lease liabilities	[1]	5,919		308
Interest payable		747	[1]	39	[1]	964
Trade payable		53,420	[1]	2,781	[1]	52,101
Accounts payable		17,902	[1]	932	[1]	13,568
Taxes payable		10,668	[1]	555	[1]	12,264
Other current financial liabilities		17,818	[1]	928	[1]	8,893
Total current liabilities		126,834	[1]	6,603	[1]	101,464
NON-CURRENT LIABILITIES
Bank loans and notes payable		102,900	[1]	5,357	[1]	114,990
Long-term lease liabilities	[1]	45,426		2,365
Post-employment benefits		4,744	[1]	247	[1]	4,699
Deferred tax liabilities		5,529	[1]	288	[1]	5,886
Other non-current financial liabilities		2,796	[1]	146	[1]	2,232
Provisions and other non-current liabilities		12,062	[1]	627	[1]	11,568
Total non-current liabilities		173,457	[1]	9,030	[1]	139,375
TOTAL LIABILITIES		300,291	[1]	15,633	[1]	240,839
EQUITY
Capital stock		3,348	[1]	174	[1]	3,348
Additional paid-in capital		26,445	[1]	1,377	[1]	26,850
Retained earnings		217,869	[1]	11,342	[1]	217,802
Other comprehensive income		6,802	[1]	354	[1]	9,053
Total controlling interest		254,464	[1]	13,247	[1]	257,053
Non-controlling interest		77,258	[1]	4,022	[1]	78,489
TOTAL EQUITY		331,722	[1]	17,269	[1]	335,542
TOTAL LIABILITIES AND EQUITY		$ 632,013	[1]	$ 32,902	[1]	$ 576,381

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1
[2]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively effect method under which the comparative information is not restated. - See Note 2.4.1
[3]	Convenience translation to U.S. dollars ($) - See Note 2.2.3